Consolidated Statements of Financial Position (Parenthetical) - Ordinary Shares - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	33,670,926	24,930,736
Ordinary shares, outstanding	33,670,926	24,930,736